Other Receivables - Schedule of Other Receivables (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Other Receivables [Abstract]
Bank guarantee		$ 25,654	د.إ 94,200	د.إ 86,350
Prepayments	[1]	71,542	262,701	274,452
Other deposits		78,111	286,823	143,301
VAT receivable		59,032	216,766	105,806
Other		3,156	11,590	59,230
Total		$ 237,495	د.إ 872,080	د.إ 669,139

[1]	Prepayments